Warehouse Lines of Credit - Summary of Line of Credit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Committed amount	$ 320,300	$ 376,000
Warehouse Line of Credit
Line of Credit Facility [Line Items]
Committed amount	6,941,397	5,189,587
Warehouse Line of Credit | March Five Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 800,000
Line of credit expiration date	Mar. 05, 2021
Committed amount	$ 666,891	314,728
Warehouse Line of Credit | May Twenty Five Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 150,000
Line of credit expiration date	May 25, 2021
Committed amount	$ 140,237	133,196
Warehouse Line of Credit | June Twenty Three Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 400,000
Line of credit expiration date	Jun. 23, 2021
Committed amount	$ 287,073	436,437
Warehouse Line of Credit | July One Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 2,000,000
Line of credit expiration date	Jul. 01, 2021
Committed amount	$ 499,841	800,764
Warehouse Line of Credit | July Seven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 200,000
Line of credit expiration date	Jul. 07, 2021
Committed amount	$ 198,705	156,632
Warehouse Line of Credit | September Seven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 750,000
Line of credit expiration date	Sep. 07, 2021
Committed amount	$ 209,138
Warehouse Line of Credit | September Nineteen Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 150,000
Line of credit expiration date	Sep. 19, 2021
Committed amount	$ 112,429	106,256
Warehouse Line of Credit | September Twenty Three Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 400,000
Line of credit expiration date	Sep. 23, 2021
Committed amount	$ 248,947	240,620
Warehouse Line of Credit | Line of Credit Amount Sixteen
Line of Credit Facility [Line Items]
Line of credit	250,000
Committed amount	75,947	85,683
Warehouse Line of Credit | Line of Credit Amount Seventeen
Line of Credit Facility [Line Items]
Line of credit	150,000
Committed amount
Warehouse Line of Credit | February Ten Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 1,500,000
Line of credit expiration date	Feb. 10, 2021
Committed amount	$ 1,344,851	510,954
Warehouse Line of Credit | March Twenty Four Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 200,000
Line of credit expiration date	Mar. 24, 2021
Committed amount	$ 86,928	150,229
Warehouse Line of Credit | November Sixteen Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 250,000
Line of credit expiration date	Nov. 16, 2021
Committed amount	$ 249,006	355,540
Warehouse Line of Credit | December Twenty Eight Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 500,000
Line of credit expiration date	Dec. 28, 2021
Committed amount	$ 365,577
Warehouse Line of Credit | January Ten Thousand Twenty Two Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 1,000,000
Line of credit expiration date	Jan. 10, 2022
Committed amount	$ 769,510	513,645
Warehouse Line of Credit | Line of Credit Amount One | October Twenty Nine Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 925,000
Line of credit expiration date	Oct. 29, 2021
Committed amount	$ 1,179
Warehouse Line of Credit | Line of Credit Amount Two | October Twenty Nine Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 3,000,000
Line of credit expiration date	Oct. 29, 2021
Committed amount	$ 1,685,138	$ 1,384,903